Loans And Leases (Recorded Investment In Loans By Risk Category And Class Of Loans) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 912,366	$ 670,441
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		170,790	146,611
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		727,392	512,955
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		9,434	5,020
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		4,560	5,855
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		190
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	[1]	338,286	170,646
Commercial Real Estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		337,110	168,617
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		664	1,424
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		321	605
Commercial Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		190
Single-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		147,860	120,256
Single-Family Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		147,439	119,707
Single-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		421	549
Multi-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		45,375	39,229
Multi-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		45,249	39,081
Multi-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		126	148
Real Estate Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		277,028	247,543
Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		159,913	140,451
Non-Owner Occupied [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		57	67
Non-Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		150,084	134,466
Non-Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		7,054	1,498
Non-Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,718	4,420
Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		90,049	81,871
Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		87,636	79,773
Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		1,537	2,098
Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		876
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		27,066	25,221
Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		27,066	25,221
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		80,426	67,652
Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans			1,855
Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		80,247	65,797
Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		179
Home Equity Line Of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		20,962	20,941
Originated For Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		20,773	20,735
Originated For Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		20,746	20,681
Originated For Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		27	54
Purchased For Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		189	206
Purchased For Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		118	127
Purchased For Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		71	79
Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		2,429	4,174
Other Consumer [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		$ 2,429	$ 4,174

[1]	Includes $4,133 and $4,779 of commercial leases at December 31, 2020 and December 31, 2019, respectively.